Goodwill and Intangible Assets, net - Schedule of changes in carrying amount of other intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Balance, Beginning	$ 9,621	$ 0
Amortization	(2,490)	(400)
Currency translation adjustments	(2,546)	0
Impairment of intangible assets	(22,355)	0	$ 0
Balance, Ending	0	9,621	$ 0
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Assets acquired	7,881	10,021
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Assets acquired	9,454	0
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Assets acquired	$ 435	$ 0